COMBINED AND CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Allowance for accounts receivable	$ 3,523	$ 2,018
Class A-1 Shares
Common stock, par value (in dollars per share)	$ 0.01
Common stock, authorized (in shares)	1,500,000,000	0
Common stock, issued (in shares)	215,972,996	0
Common stock, outstanding (in shares)	215,972,996	0
Class A-2 Shares
Common stock, par value (in dollars per share)	$ 0.01
Common stock, authorized (in shares)	100,000,000	0
Common stock, issued (in shares)	75,917,780	0
Common stock, outstanding (in shares)	75,917,780	0